FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 49,565	$ 49,814
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in cash and cash equivalents)	9,711	5,225
Foreign currency derivative
Foreign currency derivative
Total	9,711	5,225
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Governmental bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in cash and cash equivalents)
Foreign currency derivative		330
Foreign currency derivative	(757)
Total	48,808	50,144
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Governmental bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	5,409	6,973
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	44,156	42,841
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds (included in cash and cash equivalents)
Foreign currency derivative
Foreign currency derivative
Total
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Governmental bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Corporate bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities